Accounts Receivable And Accrued Revenues (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable And Accrued Revenues [Abstract]
Schedule Of Accounts Receivable And Accrued Revenues

As at December 31	2014	2013

Trade Receivables and Accrued Revenue	$1,223	$864
Prepaids	60	53
Deposits and Other	30	77
	1,313	994
Allowance for Doubtful Accounts	(6)	(6)
	$1,307	$988